<SEQUENCE>1
<FILENAME>HANLON_2011q3.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     October 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $360,888

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC	       COM		035710409      333    20000 SH	SOLE			     20000	  0	   0
BANK OF AMERICA CORP	       COM	        060505104	94    15392 SH	SOLE		             15392	  0	   0
CAPE BANCORP INC 	       COM	        139209100     1078   152407 SH	SOLE		            152407	  0	   0
ENVESTNET INC	               COM	        29404K106      100    10000 SH	SOLE		             10000	  0	   0
CHEVRON CORP NEW               COM	        166764100      423     4568 SH	SOLE		              4568	  0	   0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN	23130A102    30008   234684 SH	SOLE		            234684	  0	   0
DREYFUS STRATEGIC MUNS INC     COM	        261932107      468    55000 SH	SOLE		             55000	  0	   0
EXXON MOBIL CORP 	       COM	        30231G102      237     3264 SH	SOLE		              3264	  0	   0
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX	33733E302     4597   156750 SH	SOLE		            156750	  0	   0
FIRST TR NASDAQ100 TECH INDE   SHS	        337345102     4616   212532 SH	SOLE		            212532	  0	   0
FULTON FINL CORP PA	       COM	        360271100      153    20000 SH	SOLE		             20000	  0	   0
GASTAR EXPL LTD 	       COM NEW	        367299203       72    24000 SH	SOLE		             24000	  0	   0
GENERAL ELECTRIC CO	       COM	        369604103      163    10678 SH	SOLE		             10678	  0	   0
ISHARES TR	               BARCLYS 3-7 YR	464288661    24789   204061 SH	SOLE		            204061	  0	   0
ISHARES TR	               BARCLYS 7-10 YR	464287440    25347   241235 SH	SOLE		            241235	  0	   0
ISHARES TR	               BARCLYS INTER CR	464288638    12548   117385 SH	SOLE		            117385	  0	   0
ISHARES TR	               BARCLYS MBS BD	464288588    17273   159658 SH	SOLE		            159658	  0	   0
ISHARES TR	               BARCLYS TIPS BD	464287176    24347   213010 SH	SOLE		            213010	  0	   0
ISHARES TR	               DJ US TECH SEC	464287721     4768    80623 SH	SOLE		             80623	  0	   0
ISHARES TR	               IBOXX INV CPBD	464287242     4891    43537 SH	SOLE	 	             43537	  0	   0
ISHARES TR	               PHLX SOX SEMICND	464287523     4477    97493 SH	SOLE		             97493	  0	   0
ISHARES TR	               S&P NTL AMTFREE  464288414    29441   276057 SH  SOLE                        276057        0        0
ISHARES TR	               US PFD STK IDX	464288687     4867   136683 SH	SOLE		            136683	  0	   0
PENN NATL GAMING INC	       COM	        707569109      851    25556 SH	SOLE		             25556	  0	   0
PIMCO ETF TR	               1-5 US TIP IDX	72201R205     4209    78146 SH	SOLE		             78146	  0	   0
PIMCO ETF TR	               1-5 US TIP IDX	72201R205    15776   297547 SH	SOLE		            297547	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS	        722014107      342    30000 SH	SOLE		             30000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM	        723762100      693    50000 SH	SOLE		             50000	  0	   0
POWERSHARES ETF TR II BUILD    AMER ETF	        73937B407    30481  1057621 SH	SOLE		           1057621	  0	   0
PWERSHS DB US DOLLAR INDEX     DOLL INDX BULL	73936D107     4962   222410 SH	SOLE		            222410	  0	   0
POWERSHARES GLOBAL ETF TRUST   INSUR NATL MUN	73936T474    24964  1029458 SH	SOLE		           1029458	  0	   0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT	73936T565     4927   362824 SH	SOLE		            362824	  0	   0
POWERSHARES QQQ                TRUST UNIT SER 1	73935A104    11832   225288 SH	SOLE		            225288	  0	   0
RAIT FINANCIAL TRUST	       COM	        749227609       56    16666 SH	SOLE		             16666	  0	   0
RETAIL HOLDRS                  TR DEP RCPT	76127U101     4833    47200 SH	SOLE		             47200	  0	   0
SEMICONDUCTOR HLDRS            TR DEP RCPT	816636203     4647   163400 SH	SOLE		            163400	  0	   0
SPDR GOLD TRUST	GOLD           SHS	        78463V107      364     2300 SH	SOLE		              2300	  0	   0
SPDR SERIES TRUST	       NUVN BRCLY MUNI	78464A458    29438  1257485 SH	SOLE		           1257485	  0	   0
SELECT SECTOR SPDR             TR TECHNOLOGY	81369Y803     4798   203577 SH	SOLE		            203577	  0	   0
SELECT SECTOR SPDR TR	       SBI INT-UTILS	81369Y886    17229   512162 SH	SOLE		            512162	  0	   0
WISDOMTREE TRUST 	       CHINESE YUAN ETF	97717W182     5396   211523 SH	SOLE		            211523	  0	   0